BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Apr. 30, 2013
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of Changes in Allowance for Doubtful Accounts
Management evaluates the appropriate amount of the allowance for doubtful accounts by assessing the recoverability of individual real estate mortgage loans and rent receivables, through a comparison of their carrying amount with their estimated realizable value. Management considers tenant financial condition, credit history and current economic conditions in establishing these allowances. Receivable balances are written off when deemed uncollectible. Recoveries of receivables previously written off, if any, are recorded when received. A summary of the changes in the allowance for doubtful accounts for fiscal years ended April 30, 2013, 2012 and 2011 is as follows:
	(in thousands)
	2013	2012	2011
Balance at beginning of year	$1,363	$1,316	$1,172
Provision	665	298	733
Write-off	(635)	(251)	(589)
Balance at close of year	$1,393	$1,363	$1,316